Details of Significant Accounts - Revenue, schedule of alternative disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Details of Significant Accounts [Abstract]
AR/AI cloud solutions and Subscription	$ 30,415	$ 28,971
Licensing	2,227	2,565
Others	1,633	825
Revenue from contracts with customers	$ 34,275	$ 32,361